Fair Value Measurements - Summary of Fair Value Measurement Inputs and Valuation Techniques (Detail) - Fair Value Level 3 [Member]	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Oct. 23, 2020
Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding	22.13	24.25	21.75	21.00
Stock price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding	9.93	10.11	11.00	10.00
Expected life of the options to convert [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding	5.047	5.297	5.647	5.833
Risk-free rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding	0.870	0.980	0.469	0.460
Dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding	0.00	0.00	0.00	0.0